Shareholder Report, Holdings (Details)	Jul. 31, 2026
Carbon Collective Climate Solutions U.S. Equity ETF | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Carbon Collective Climate Solutions U.S. Equity ETF | Republic Services, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Carbon Collective Climate Solutions U.S. Equity ETF | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Carbon Collective Climate Solutions U.S. Equity ETF | Carrier Global Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Carbon Collective Climate Solutions U.S. Equity ETF | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Carbon Collective Climate Solutions U.S. Equity ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Carbon Collective Climate Solutions U.S. Equity ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Carbon Collective Climate Solutions U.S. Equity ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Carbon Collective Climate Solutions U.S. Equity ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Carbon Collective Climate Solutions U.S. Equity ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Carbon Collective Short Duration Green Bond ETF | HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Short Duration Green Bond ETF | Public Service Co. of Oklahoma, 2.20%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Carbon Collective Short Duration Green Bond ETF | Wisconsin Power and Light Co., 3.95%, 9/1/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Carbon Collective Short Duration Green Bond ETF | Boston Properties LP, 2.55%, 4/1/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Carbon Collective Short Duration Green Bond ETF | Dominion Energy, Inc., 2.25%, 08/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Carbon Collective Short Duration Green Bond ETF | Mitsubishi UFJ Financial Group, Inc., 4.50% (SOFR + 0.84), 7/24/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Short Duration Green Bond ETF | ING Bank NV, 4.71%, 7/7/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Carbon Collective Short Duration Green Bond ETF | New York State Electric & Gas Corp., 5.05%, 8/15/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Carbon Collective Short Duration Green Bond ETF | Mizuho Financial Group, Inc., 3.26% (1 yr. CMT Rate + 1.25), 5/22/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Carbon Collective Short Duration Green Bond ETF | NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Carbon Collective Short Duration Green Bond ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Carbon Collective Short Duration Green Bond ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Carbon Collective Short Duration Green Bond ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Carbon Collective Short Duration Green Bond ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Carbon Collective Short Duration Green Bond ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Carbon Collective Short Duration Green Bond ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Carbon Collective Short Duration Green Bond ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Carbon Collective Short Duration Green Bond ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Carbon Collective Short Duration Green Bond ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%